Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - XCEL NMC SRP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 2,276,633
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	3,057,548
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	5,453,708
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	696,093
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	2,987,271
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	28,034,606
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	31,717,970
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	61,819
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(15,829,626)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(63,976)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	21,339,895
EBP, Net Asset Available for Benefit	223,235,317
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 119,527